FAIR VALUE MEASUREMENTS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Jul. 09, 2023	Mar. 10, 2023	Jan. 10, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Investments held in Trust Account	$ 2,966,591		$ 3,293,966	$ 4,893,008			$ 117,191,410
Derivative Liability - Forward Purchase Agreement			665,116
Derivative liability-Forward Purchase Agreement	0		665,116		$ 430,021	$ 430,021
Change in fair value of forward purchase agreement	665,116	$ 43,101	(235,095)
Money Market Funds
FAIR VALUE MEASUREMENTS
Investments held in Trust Account	2,966,591		3,293,966				117,191,410
Level 1 | Money Market Funds
FAIR VALUE MEASUREMENTS
Investments held in Trust Account	$ 2,966,591		3,293,966				$ 117,191,410
Level 3
FAIR VALUE MEASUREMENTS
Derivative Liability - Forward Purchase Agreement			$ 665,116